NET LOSS PER SHARE - Schedule of Calculating Diluted Earnings Per Share (Details) - shares	3 Months Ended				12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025		Dec. 31, 2025		Dec. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	98,052,327		389,146		31,923,901		3,733,853
December 2025 YA Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	30,060,123				30,060,123
2025 Offering Placement Agent Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	673,617				673,617
If-converted Common Stock from convertible notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	23,300,646				412,705		3,338,133
2025 Offering Common Stock Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	377,460				377,460
Junior Note Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	172,209		172,209		172,209		172,208
If-converted Common Stock from Series A Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	13,467	[1]	23,937	[1]	21,933	[2]	23,937	[2]
Public Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	83,722		83,722		83,722		83,722
June 2023 Senior Note Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	67,177		67,177		67,177		67,177
Stock options outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	49,781		37,463		50,968		43,774
August 2024 Warrants Issued with Junior Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	3,987		3,987		3,987		3,987
Unvested restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount			651				915
February 2026 Offering Common Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	32,792,859
February 2026 Offering Placement Agent Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	437,239
Orbit Settlement Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	10,020,040

[1]	Assumed that all shares of Series A Preferred Stock were converted into Common Stock at a conversion rate equal to $0.05 divided by $5.00, representing the maximum number of shares issuable to holders of Series A Preferred Stock.
[2]	Assumed that all shares of Series A Preferred Stock were converted into Common Stock at a conversion rate equal to $0.05 divided by $5.00, representing the maximum number of shares issuable to holders of Series A Preferred Stock.